Sector Navigator

November 2008

DON'T GO SECTORS ALONE!

Model Highlights

Investing with the *Sector Navigator* gets easier

In addition to the Navigator Auto Pilot (NAP) program for Sector Navigator subscribers, the Navigator Fund **(NAVFX)** offers a simple way to follow the Sector Navigator in a single no-load fund, and you save on ETF trading commissions. NAVFX uses the Navigator's ETF Sector Rotation Portfolio and the fund managers' "best picks."

Following an October market meltdown, there will be many people afraid to open their statements. 341 funds that the Navigator tracks for our sister newsletter, the Fidelity Navigator, are down more than 40% for the year.

Two of the Sector Navigator's portfolios continue to substantially outperform the S&P 500, while the third is tracking with the markets.

The **Fidelity Select Funds Sector Rotation Portfolio** is now down by 34.90% for 2008.

On November 3, 2008 perform the trades detailed on page 2.*

* Fidelity Select Funds held for less than 30 days will incur a short term redemption fee. Funds held less than 31 days constitute a "round trip;" Fidelity retail accounts are limited to four "round trip" transactions per year.

The **ETF Sector Rotation Portfolio** held up remarkably well in October. iShares Lehman 1-3 Year Treasuries (SHY) was actually up by 0.79% for the month.

On November 3, 2008 perform the trades detailed on page 3.

The **ProFunds/Rydex Sector Rotation Portfolio** is our leading model for 2008. This portfolio benefitted from the performance of the ProFunds Bear Funds (BRPIX), which was up 15.43% in October. This portfolio adds another short fund in preparation for November.

On November 3, 2008 perform the trades detailed on page 4.

You should consider the investment objectives, risks, and charges and expenses of the fund carefully before investing. The prospectus contains this and other information about the fund. You may obtain a prospectus by call 1-800-239-9136. The prospectus should be read carefully before investing. As of October 31, 2008 the Navigator Fund's one year return is -27.62%, and the Fund's average annualized return since inception (May 3, 2004) is -2.58%. Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-800-239-9136.

Contents

Market Index Update

	October 31	MTD	YTD
DJIA	9,325.01	-14.06%	-29.70%
NASDAQ	1,720.95	-17.35%	-35.11%
S&P 500	968.75	-16.94%	-34.03%
Wilshire 5000	9,768.64	-17.74%	-34.08%
Russell 2000	537.52	-20.90%	-29.83%
NAVFX	8.28	-18.42%	-26.60%

Sector Navigator is published monthly by The Navigator Newsletters & Prestige Financial, Inc., 1207 Route 9, Wappingers Falls, NY 12590 877-585-2785. Subscription rate: $799 per year. All numbers quoted are from reliable sources and believed to be accurate. For comparative reasons, all model portfolios were started on September 1st, 2002 with an initial value of $100,000 each. Before buying any mutual fund, you should obtain and read the prospectus carefully.

FIDELITY SELECT FUNDS

FIDELITY SELECT SECTOR ROTATION MODEL AS OF 10/31/2008

This portfolio involves greater than average risk and is recommended for that portion of your portfolio designated as aggressive. The portfolio utilizes our analysis/rankings and is designed to capitalize on short term trading opportunities present in the various sectors of the market. The portfolio is reallocated monthly to the top 5 funds in our proprietary timing model. Because of the frequency and timing of trades, we recommend this portfolio for tax-deferred accounts.

Name & Purchase Date	Pur. Price	Symbol	Shares	NAV	Value	Model Pct	Return*
FS IT Services - 10/1/08	$14.39	FBSOX	3523.521	$11.24	$39,604.38	27.88%	-21.89%
FS Food & Agriculture - 5/1/08	$61.98	FDFAX	683.362	$49.97	$34,147.59	24.04%	-16.92%
FS Med Equip & Syst - 9/2/08	$26.26	FSMEX	1484.161	$19.89	$29,519.96	20.78%	-19.54%
FS Environmental - 9/2/08	$17.93	FSLEX	1451.511	$13.12	$19,043.82	13.41%	-17.64%
FS Chemicals - 10/1/08	$67.92	FSCHX	370.967	$53.15	$19,716.87	13.88%	-21.75%
					$142,032.62		

2002 Return	1.64% **	2004 Return	25.79%	2006 Return	11.36%	Monthly Model Return	-19.71%
2003 Return	30.59%	2005 Return	11.54%	2007 Return	5.20%	Year To Date Return	-34.90%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On November 3, 2008 perform the following trades:

1) Exchange Fidelity Select Chemicals (FSCHX) for Fidelity Select Health Care (FSPHX)

2) Exchange Fidelity Select Environmental (FSLEX) for Fidelity Select Pharmaceuticals (FPHAX)

The resulting portfolio:

FSMEX	21%	Hold
FDFAX	24%	Hold
FSPHX	14%	Add
FPHAX	13%	Add
FBSOX	28%	Hold

FIDELITY SELECT FUNDS - RANKINGS

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	1-Year	3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Fidelity Sel MedSys & Equip	**FSMEX**	**20.31**	**1**	**26.57**	**18.09**	**-15.68%**	**-18.07%**	**-19.28%**	**-15.44%**	**6.51%**	**38.37%**	**225.61%**	**43.25**	**7.29%**	**7.53**	**0.00%**	**-0.49**
Fidelity Sel Food & Agri	**FDFAX**	**50.27**	**2 +**	**67.74**	**45.27**	**-24.43%**	**-15.33%**	**-17.24%**	**-24.12%**	**12.82%**	**41.74%**	**58.76%**	**45.39**	**7.12%**	**9.92**	**0.61%**	**-0.85**
Fidelity Sel Health Care	**FSPHX**	**81.93**	**3 +**	**123.49**	**74.11**	**-31.88%**	**-17.41%**	**-22.52%**	**-33.49%**	**-15.83%**	**9.59%**	**20.68%**	**43.47**	**7.46%**	**15.41**	**0.25%**	**-1.16**
Fidelity Sel Pharmaceuticals	**FPHAX**	**8.75**	**4 +**	**12.00**	**8.00**	**-24.23%**	**-10.99%**	**-14.05%**	**-25.81%**	**0.29%**	**17.25%**	**--**	**47.25**	**7.31%**	**14.85**	**0.75%**	**-0.88**
Fidelity Sel Bus Ser/Outs	**FBSOX**	**11.52**	**5 -**	**17.46**	**9.94**	**-31.06%**	**-21.69%**	**-28.62%**	**-33.59%**	**-6.80%**	**13.86%**	**61.16%**	**43.76**	**9.95%**	**13.71**	**0.00%**	**-0.85**
Fidelity Sel Environmental	FSLEX	13.36	6 -	19.70	11.34	-30.99%	-17.28%	-25.40%	-32.08%	-10.73%	5.74%	0.75%	46.82	9.69%	13.02	0.36%	-0.86
Fidelity Sel Biotechnology	FBIOX	59.56	7 +	74.39	53.04	-10.68%	-9.39%	-19.68%	-18.66%	2.32%	21.30%	91.38%	50.18	8.67%	12.18	0.00%	-0.53
Fidelity Sel Cyclical Industries	FCYIX	13.61	8 -	23.00	11.67	-38.65%	-23.32%	-33.35%	-40.81%	-10.59%	27.54%	73.11%	43.00	9.77%	15.44	0.26%	-1.09
Fidelity Sel Industrial Equip	FSCGX	19.48	9 +	35.97	16.78	-44.86%	-25.99%	-37.08%	-45.51%	-14.03%	9.49%	25.88%	41.31	10.24%	17.11	0.49%	-1.18
Fidelity Sel Medical Delivery	FSHCX	28.62	10 +	52.80	25.73	-45.08%	-22.90%	-27.98%	-43.37%	-33.45%	34.91%	66.65%	41.80	9.37%	22.93	0.06%	-1.20
Fidelity Sel Utilities Growth	FSUTX	40.30	11 -	66.26	35.63	-37.30%	-12.32%	-28.77%	-37.97%	-1.89%	36.96%	13.43%	47.27	9.67%	16.79	1.64%	-1.01
Fidelity Sel Transport	FSRFX	36.64	12	50.04	31.26	-17.51%	-8.88%	-17.10%	-26.78%	-3.40%	29.84%	154.40%	53.01	10.60%	15.23	0.23%	-0.64
Fidelity Sel Multimedia	FBMPX	23.34	13 +	39.99	19.79	-36.33%	-20.72%	-26.33%	-41.63%	-30.44%	-22.79%	20.52%	45.79	10.59%	19.15	0.00%	-1.05
Fidelity Sel Chemicals	FSCHX	55.98	14 -	96.92	45.60	-32.26%	-18.59%	-34.69%	-33.62%	8.16%	55.65%	143.38%	46.93	12.75%	16.05	0.60%	-0.68
Fidelity Sel Paper & Forest	FSPFX	17.75	15 +	33.80	14.80	-43.35%	-31.57%	-34.41%	-47.48%	-26.17%	-29.26%	9.97%	39.64	11.46%	21.04	3.76%	-1.08
Fidelity Sel Leisure	FDLSX	52.03	16 +	83.48	44.03	-32.08%	-15.11%	-18.42%	-37.68%	-11.41%	6.55%	44.15%	49.65	9.75%	20.44	0.65%	-1.01
Fidelity Sel Software Comp	FSCSX	50.34	17 -	84.84	44.58	-38.03%	-15.14%	-25.04%	-40.66%	-3.86%	7.93%	93.51%	46.40	10.79%	20.26	0.00%	-0.96
Fidelity Sel Industrial Mat	FSDPX	32.46	18 -	64.99	26.94	-44.49%	-26.06%	-43.92%	-46.07%	-6.20%	26.15%	105.32%	42.93	12.94%	17.86	0.53%	-0.95
Fidelity Sel Consumer Ind	FSCPX	14.48	19 +	23.31	11.96	-31.08%	-18.33%	-20.00%	-37.87%	-25.46%	-17.19%	-9.75%	48.38	10.58%	19.25	0.00%	-0.95
Fidelity Sel Defense & Aero	FSDAX	52.20	20 -	88.72	43.52	-37.13%	-14.41%	-21.55%	-40.59%	-4.31%	38.45%	123.65%	49.73	9.64%	21.11	0.23%	-1.12
Fidelity Sel Computers	FDCPX	29.11	21 -	52.80	25.21	-39.79%	-16.69%	-27.84%	-44.87%	-14.33%	-18.78%	-9.81%	45.28	9.98%	23.63	0.00%	-1.18
Fidelity Sel Retail	FSRPX	29.92	22 -	44.62	24.14	-26.86%	-16.77%	-17.37%	-32.94%	-18.25%	-2.57%	15.64%	50.67	11.16%	17.66	0.00%	-0.78
Fidelity Sel Develop Comm	FSDCX	12.88	23 -	25.90	11.77	-42.65%	-22.55%	-35.47%	-50.27%	-31.89%	-21.70%	-6.43%	39.59	10.78%	24.66	0.00%	-1.24
Fidelity Sel Const & Housing	FSHOX	23.69	24 +	36.58	18.71	-28.12%	-20.50%	-21.11%	-35.24%	-29.47%	-2.57%	64.18%	49.63	13.51%	16.69	0.43%	-0.69
Fidelity Sel Network & Infra	FNINX	1.33	25 +	2.95	1.20	-46.37%	-22.22%	-34.80%	-54.92%	-41.15%	-43.40%	--	40.45	10.44%	31.06	0.00%	-1.41
Fidelity Sel Energy Service	FSESX	46.58	26 -	118.05	37.28	-52.23%	-36.08%	-53.57%	-51.18%	-12.38%	84.27%	182.75%	42.08	16.42%	22.27	0.00%	-0.86
Fidelity Sel Technology	FSPTX	43.74	27 -	91.43	37.88	-46.21%	-20.47%	-33.40%	-52.16%	-27.26%	-26.47%	4.48%	43.27	11.14%	27.13	0.00%	-1.24
Fidelity Sel Electronics	FSELX	25.85	28	49.88	22.71	-43.31%	-16.67%	-28.83%	-48.08%	-33.49%	-35.77%	0.28%	46.37	10.87%	25.26	0.31%	-1.17
Fidelity Sel Broker/Inv Mngt	FSLBX	35.02	29 +	68.25	29.14	-45.42%	-24.30%	-30.91%	-48.69%	-28.04%	0.15%	88.70%	44.42	13.50%	23.33	1.30%	-0.96
Fidelity Sel Gold Portfolio	FSAGX	20.06	30 +	47.76	15.87	-49.50%	-35.33%	-48.15%	-53.82%	-1.41%	6.85%	148.57%	42.03	16.61%	23.14	0.00%	-0.86
Fidelity Sel Automotive	FSAVX	16.19	31 +	45.65	13.16	-56.70%	-38.25%	-43.35%	-64.54%	-48.21%	-44.30%	-24.71%	37.56	12.51%	31.75	0.29%	-1.40
Fidelity Sel Natural Res	FNARX	20.49	32 -	46.06	15.81	-48.20%	-28.53%	-45.71%	-46.83%	-0.43%	90.37%	191.30%	46.57	16.63%	21.45	0.05%	-0.76
Fidelity Sel Telecom	FSTCX	25.85	33 +	57.40	21.96	-50.20%	-25.80%	-36.30%	-54.97%	-28.68%	-10.16%	-31.67%	42.37	12.09%	28.54	0.90%	-1.24
Fidelity Sel Wireless	FWRLX	4.53	34 -	9.65	3.87	-47.57%	-21.63%	-35.47%	-53.08%	-23.78%	27.42%	--	43.49	11.85%	27.63	0.31%	-1.21
Fidelity Sel Energy	FSENX	34.60	35 -	76.79	26.76	-47.09%	-26.68%	-43.95%	-44.96%	-7.84%	99.91%	180.14%	47.68	17.23%	21.69	0.02%	-0.70
Fidelity Sel Banking	FSRBX	17.98	36 +	27.87	13.97	-26.07%	-4.72%	-4.87%	-35.48%	-32.06%	-23.19%	4.65%	52.36	17.18%	26.26	2.16%	-0.56
Fidelity Sel Insurance	FSPCX	31.23	37 +	66.23	26.17	-50.37%	-22.35%	-29.02%	-52.84%	-44.75%	-27.16%	26.77%	46.33	13.69%	27.61	0.42%	-1.05
Fidelity Sel Natural Gas	FSNGX	24.53	38 -	57.69	18.81	-47.28%	-26.82%	-44.25%	-46.96%	-17.95%	82.67%	202.76%	48.04	17.65%	23.20	0.00%	-0.71
Fidelity Sel Financial Services	FIDSX	54.51	39 +	107.20	46.69	-42.92%	-17.56%	-23.38%	-49.15%	-39.52%	-28.12%	2.66%	47.63	14.79%	28.15	1.16%	-0.90
Fidelity Sel Air Transportation	FSAIX	26.48	40 -	44.82	19.13	-31.46%	2.44%	-4.61%	-40.92%	-9.12%	11.62%	94.32%	58.58	13.52%	30.69	0.00%	-0.80
Fidelity Sel Home Finance	FSVLX	12.65	41	34.61	10.91	-55.45%	-12.09%	-31.99%	-63.45%	-67.47%	-65.63%	-40.43%	48.13	17.85%	38.86	2.18%	-0.99

TOP 10 MARKET SECTORS LAST MONTH

Dow Airlines Index	DJ-AR	70.64	1	122.40	47.38	-21.96%	6.27%	5.64%	-42.29%	-35.01%	-51.47%	-63.74%	57.65	20.98%	40.17	0.00%	-0.53
Dow Water Utilities Index	DJ-WU	595.00	2	768.87	484.59	-15.09%	1.24%	13.56%	-22.61%	-16.80%	49.17%	188.57%	58.43	10.71%	22.14	0.00%	-0.51
Dow Forest Products Index	DJ-FS	195.00	3	287.15	195.00	-28.46%	0.00%	0.00%	-30.51%	-16.72%	-3.10%	28.15%	28.76	8.30%	23.30	0.00%	-0.70
Dow Biotechnology Index	DJ-BT	481.37	4	581.13	418.66	5.34%	-5.99%	-16.01%	-5.73%	8.19%	48.38%	139.95%	52.68	8.86%	9.65	0.00%	-0.11
Dow Pollution Index	DJ-PC	98.74	5	123.49	81.97	-9.15%	-6.04%	-15.25%	-16.02%	16.91%	34.29%	10.03%	52.80	9.69%	10.32	0.00%	-0.36
Dow Distillers & Brewers Index	DJ-DB	412.48	6	469.94	330.57	10.41%	-6.54%	-11.77%	10.27%	46.02%	28.09%	107.87%	47.88	7.70%	6.91	0.00%	0.43
Dow Tobacco Index	DJ-TB	280.02	7	350.05	251.21	-16.30%	-6.94%	-10.64%	-13.53%	13.94%	81.54%	71.93%	49.00	8.84%	9.69	0.00%	-0.35
Dow Household Prod Nondur	DJ-HN	480.16	8	561.80	426.74	-13.02%	-7.80%	-1.39%	-8.24%	16.40%	34.09%	61.29%	51.14	7.53%	10.66	0.00%	-0.32
Dow Trucking Index	DJ-TK	294.71	9	392.79	252.02	-5.51%	-8.57%	-14.08%	-5.48%	2.61%	53.82%	179.88%	54.55	12.63%	12.29	0.00%	-0.11
Dow Railroads Index	DJ-RR	513.55	10	660.53	427.23	8.09%	-9.16%	-21.21%	4.78%	65.99%	165.33%	196.28%	53.69	11.48%	10.38	0.00%	0.20

ETF SECTORS

Sector Rotation Model as of 10/31/2008

This portfolio applies our proprietary ranking system to the various Exchange Traded Funds. Approximately 80% of the model is invested in the top four domestic ETF's while the remaining portion is invested in the highest ranked international ETF. The rankings are generated monthly and the model is adjusted accordingly to reflect any changes. This model involves substantial risk and is best suited only for that portion of your portfolio designated as aggressive. Because of the frequency and timing of trades, this portfolio is recommended for tax-deferred accounts.

Name & Purchase Date	Pur Price	Symbol	Shares	NAV	Value	Model Pct	Return*
iShares 7-10 Yr Treas - 10/1/08	$89.28	IEF	577.489	$87.89	$50,755.48	28.55%	-1.56%
Health Care Sel SPDR - 10/1/08	$30.25	XLV	1151.138	$26.60	$30,620.26	17.22%	-12.07%
iShares Investment Grade - 9/2/08	$100.98	LQD	376.914	$87.65	$33,036.47	18.58%	-2.84%
iShares 1-3 Yr Treas - 10/1/08	$83.54	SHY	300.597	$84.20	$25,310.28	14.24%	0.79%
iShares Switzerland - 9/2/08	$22.94	EWL	2071.892	$18.37	$38,060.66	21.41%	-13.06%
					$177,783.15		

2002 Return	-0.51% **	2004 Return	13.90%	2006 Return	14.56%	Monthly Model Return	-6.01%
2003 Return	29.17%	2005 Return	10.74%	2007 Return	9.45%	Year To Date Return	-12.53%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On November 3, 2008 perform the following trades:

1) Exchange Health Care Select SPDR (XLV) for iShares Lehman 20+ Yr Tbond (TLT)
2) Exchange iShares Lehman 1-3 Yr Treasuries (SHY) for Consumer Staples Select Sector (XLP)
3) Exchange iShares Switzerland (EWL) for Barclays MSCI Malaysia (EWM)

The resulting portfolio:

TLT	17%	Add
IEF	29%	Hold
XLP	14%	Add
LQD	19%	Hold
EWM	21%	Add

ETF Rankings - Domestic

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
iShares Lehman 20+ Yr TBond	**TLT**	**92.83**	**1 +**	**99.17**	**86.04**	**3.06%**	**-1.86%**	**2.31%**	**7.90%**	**18.71%**	**37.46%**	**--**	**39.28**	**4.17%**	**3.60**	**4.24%**	**0.66**
iShares Lehman 7-10 Yr Treas	**IEF**	**87.89**	**2 -**	**91.59**	**81.14**	**4.06%**	**-0.87%**	**0.51%**	**8.32%**	**20.11%**	**27.24%**	**--**	**42.97**	**2.67%**	**2.74**	**3.91%**	**1.09**
Consumer Staples Select Sector	**XLP**	**24.12**	**3 +**	**28.95**	**22.22**	**-14.86%**	**-12.61%**	**-11.37%**	**-13.26%**	**10.96%**	**25.20%**	**--**	**45.10**	**6.18%**	**6.59**	**2.18%**	**-0.49**
iShares GS InvestTop Corp Bd	**LQD**	**87.65**	**4 -**	**103.79**	**81.43**	**-12.94%**	**-1.95%**	**-12.34%**	**-12.76%**	**-4.44%**	**2.26%**	**--**	**47.00**	**5.83%**	**6.05**	**4.88%**	**-0.52**
iShares Lehman 1-3 Yr TBond	SHY	84.20	5 -	84.20	78.65	4.86%	1.10%	2.36%	7.06%	17.82%	20.27%	--	61.92	0.85%	0.80	3.12%	3.09
iShares DJ US Cons Goods	IYK	48.59	6 +	65.06	43.71	-22.95%	-15.36%	-14.78%	-24.51%	-2.15%	16.07%	--	45.68	7.55%	11.12	1.71%	-0.81
iShares DJ US Healthcare	IYH	54.49	7 +	72.47	49.74	-22.12%	-12.14%	-16.17%	-23.38%	-6.59%	7.27%	--	46.91	7.06%	12.38	1.14%	-0.82
Health Care Select Sect SPDR	XLV	26.60	8 -	36.19	24.14	-23.63%	-11.48%	-16.37%	-24.84%	-8.26%	2.01%	--	45.98	7.81%	13.26	1.57%	-0.79
Biotechnology Holders Trust	BBH	172.90	9 -	204.78	151.75	8.89%	-5.44%	-14.55%	-2.90%	0.83%	51.39%	--	51.82	8.06%	8.81	1.67%	-0.01
US Oil Fund	USO	55.59	10 +	117.48	50.85	-26.62%	-32.22%	-44.40%	-24.13%	--	--	--	35.69	11.94%	18.02	0.00%	-0.47
Software Holders Trust	SWH	30.70	11 +	45.83	27.28	-29.73%	-22.51%	-25.32%	-33.01%	-12.00%	-2.03%	--	43.59	9.71%	14.50	0.39%	-0.85
iShares Nasdaq Biotechnology	IBB	71.41	12 -	90.32	62.38	-11.83%	-12.23%	-19.67%	-17.36%	-3.48%	0.94%	--	49.95	8.37%	11.01	0.21%	-0.52
Pharmaceuticals Holders Trust	PPH	60.25	13	81.36	54.32	-22.11%	-9.11%	-11.29%	-24.30%	-3.12%	-8.84%	--	48.67	7.22%	14.61	2.64%	-0.83
iShares DJ US Industrial	IYJ	45.77	14	75.19	39.50	-36.46%	-20.29%	-29.73%	-39.13%	-13.47%	7.47%	--	44.55	9.19%	15.65	1.31%	-1.12
Retail Holders Trust	RTH	77.64	15 -	100.60	66.57	-16.10%	-13.80%	-11.79%	-20.84%	-13.99%	-8.15%	--	50.18	9.91%	10.17	1.00%	-0.53
iShares DJ US Utilities	IDU	70.48	16 -	103.64	62.73	-29.73%	-10.60%	-22.90%	-29.77%	-0.04%	49.00%	--	48.76	8.72%	13.83	2.46%	-0.85
iShares DJ US Consum Svcs	IYC	44.03	17	67.00	37.59	-28.20%	-16.89%	-19.56%	-34.28%	-21.70%	-16.71%	--	47.38	9.20%	16.34	0.90%	-0.97
Broadband Holders Trust	BDH	9.24	18 +	15.62	8.42	-33.57%	-17.57%	-35.45%	-40.83%	-40.71%	-20.66%	--	42.16	11.38%	18.83	0.43%	-0.94
Internet Architect Holders Trust	IAH	35.75	19 +	56.16	31.12	-29.50%	-16.76%	-25.75%	-36.34%	3.67%	3.67%	--	47.58	8.94%	18.65	0.41%	-1.04
US Natural Gas	UNG	28.90	20 +	63.48	27.04	-20.28%	-13.27%	-32.16%	-32.74%	--	--	--	43.77	12.55%	25.55	0.00%	-0.58
Wireless Holders Trust	WMH	40.00	21 +	77.10	36.18	-43.90%	-17.49%	-37.26%	-48.12%	-22.01%	17.07%	--	42.11	10.72%	22.66	2.36%	-1.21
iShares DJ US Technology	IYW	39.49	22 -	66.87	34.86	-36.59%	-16.74%	-26.10%	-40.95%	-16.23%	-14.60%	--	45.67	9.78%	20.61	0.27%	-1.08
iShares DJ US Basic Materials	IYM	42.38	23 -	88.27	34.88	-44.35%	-25.69%	-45.31%	-45.34%	-6.65%	14.00%	--	43.16	13.55%	18.68	1.47%	-0.89
Consumer Discretionary SPDR	XLY	22.98	24 -	36.08	19.13	-29.13%	-17.63%	-19.17%	-36.32%	-25.30%	-19.82%	--	48.48	10.41%	17.97	1.38%	-0.92
iShares DJ US Real Estate	IYR	42.55	25 +	73.63	34.18	-33.01%	-31.32%	-30.82%	-42.21%	-22.80%	13.73%	--	44.42	14.62%	18.03	4.03%	-0.76
iShares DJ US Energy	IYE	30.45	26 -	51.64	24.41	-32.85%	-18.93%	-29.41%	-30.33%	13.45%	121.71%	--	49.10	15.72%	16.87	0.97%	-0.51
Oil Service Holders Trust	OIH	98.52	27 -	223.52	79.02	-47.05%	-32.70%	-48.82%	-44.13%	-8.44%	92.54%	--	44.40	16.74%	20.63	7.25%	-0.72
Internet Infras Holders Trust	IIH	2.10	28 +	4.39	1.82	-43.75%	-17.00%	-35.78%	-45.58%	-18.48%	-20.49%	--	45.36	13.90%	21.78	34.53%	-0.87
iShares DJ US Telecom	IYZ	16.19	29 -	31.41	14.05	-43.86%	-20.52%	-29.70%	-48.46%	-23.97%	-8.39%	--	45.22	11.26%	25.98	2.28%	-1.17
iShares GM Sachs Semicond	IGW	33.39	30 -	64.40	29.48	-43.65%	-17.64%	-28.94%	-48.15%	-39.61%	-45.89%	--	46.02	11.07%	24.05	0.34%	-1.15
US 12 Month Oil	USL	42.34	31 +	87.85	39.22	-21.64%	-30.20%	-42.92%	--	--	--	--	37.58	0.00%	--	0.00%	--
Regional Bank Hldrs SM Trust	RKH	94.59	32 -	142.15	75.24	-26.06%	-11.61%	-9.16%	-33.46%	-24.33%	-14.04%	--	50.20	16.86%	22.54	2.79%	-0.52

ETF Rankings - International

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Barclays MSCI Malaysia	**EWM**	**7.15**	**1 +**	**13.75**	**6.58**	**-42.76%**	**-17.44%**	**-30.11%**	**-42.56%**	**11.90%**	**23.50%**	**304.32%**	**41.56**	**9.74%**	**23.45**	**4.89%**	**-1.15**
iShares MSCI Canada Index	EWC	19.18	2	35.86	15.79	-40.08%	-27.18%	-38.82%	-46.01%	-0.84%	54.03%	152.54%	43.35	11.36%	18.70	1.44%	-1.04
Barclays MSCI France	EWQ	20.50	3 +	38.08	17.39	-44.06%	-23.36%	-35.06%	-46.17%	-11.69%	25.39%	24.59%	43.37	11.27%	18.99	4.12%	-1.10
Barclays MSCI Switzerland	EWL	18.37	4 -	27.02	16.05	-28.16%	-12.65%	-22.36%	-31.49%	4.09%	47.41%	24.67%	47.73	9.07%	13.91	2.50%	-0.90
Barclays MSCI Spain	EWP	35.45	5 +	66.09	29.40	-43.17%	-23.71%	-33.61%	-45.56%	3.68%	64.16%	57.67%	43.33	11.69%	19.48	3.49%	-1.03
Short MSCI EAFE	EFZ	108.98	6 -	131.97	67.15	51.67%	14.33%	31.98%	62.30%	--	--	--	49.20	11.53%	5.84	1.20%	1.51
Barclays Netherlands	EWN	14.95	7 +	30.73	13.05	-48.64%	-25.66%	-37.81%	-51.35%	-11.43%	15.62%	-17.28%	41.47	11.62%	20.48	5.63%	-1.19
iShares MSCI Italy Index	EWI	16.47	8 -	33.26	14.20	-48.00%	-23.54%	-36.75%	-50.48%	-24.53%	8.42%	8.22%	42.55	10.97%	21.27	7.52%	-1.24
Barclays MSCI Mexico	EWW	30.90	9	62.38	24.70	-44.29%	-33.79%	-42.88%	-48.64%	1.35%	108.39%	248.22%	42.35	14.08%	18.10	2.68%	-0.95
Barclays MSCI Japan	EWJ	9.00	10 -	14.17	7.80	-31.96%	-15.57%	-25.00%	-36.37%	-23.70%	0.43%	-0.05%	47.76	11.42%	16.57	1.40%	-0.82
iShares MSCI Germany Index	EWG	18.48	11 -	34.65	15.21	-45.87%	-22.68%	-36.67%	-46.35%	5.54%	46.97%	15.72%	45.06	11.86%	19.27	4.79%	-1.03
UltraShort MSCI EAFE	EFU	142.00	12 +	212.96	64.84	93.24%	18.09%	49.77%	119.01%	--	--	--	47.22	23.06%	12.16	1.35%	1.40
Barclays MSCI Singapore	EWS	7.03	13 +	15.00	5.97	-48.48%	-27.82%	-42.98%	-53.12%	2.72%	39.67%	75.37%	41.64	13.49%	22.28	4.28%	-1.06
Barclays MSCI Austria	EWO	14.03	14 -	39.55	11.56	-61.56%	-35.82%	-55.62%	-64.53%	-42.78%	30.77%	57.62%	36.79	12.94%	24.80	2.74%	-1.37
Barclays MSCI Belgium	EWK	9.15	15 +	25.40	7.65	-60.58%	-33.74%	-47.83%	-63.98%	-43.96%	-7.82%	-27.39%	38.31	12.17%	26.62	6.66%	-1.44
iShares MSCI UK Index	EWU	13.36	16 -	25.73	10.90	-43.26%	-19.76%	-32.76%	-48.07%	-18.47%	9.58%	-1.09%	45.78	12.28%	22.47	5.02%	-1.04
UltraShort MSCI Emerging Markets	EEV	86.90	17 +	194.00	57.81	24.03%	-10.46%	8.74%	--	--	--	--	41.90	0.00%	--	1.53%	--
iShares MSCI Sweden Index	EWD	15.21	18 -	33.21	12.41	-48.21%	-25.55%	-40.05%	-54.20%	-20.32%	23.68%	30.20%	43.64	13.12%	23.68	6.89%	-1.12
iShares MSCI Pacific ex-Japan	EPP	26.38	19 +	57.61	22.05	-48.54%	-26.52%	-39.01%	-54.21%	-7.62%	36.48%	--	43.33	13.61%	25.23	4.32%	-1.07
Barclays S&P Latin Am	ILF	26.60	20 -	60.38	20.49	-46.00%	-31.35%	-47.33%	-48.95%	22.08%	175.43%	--	45.64	18.36%	21.57	2.37%	-0.71

PROFUNDS/RYDEX SECTOR FUNDS

ProFunds/Rydex Sector Rotation Model as of 10/31/2008

This portfolio applies our proprietary ranking system to the ProFunds and Rydex mutual funds. The model invests in the top five funds from the rankings below. The rankings are generated monthly and the model is adjusted accordingly to reflect any changes. This model involves substantial risk and is best suited only for that portion of your portfolio designated as aggressive. Because of the frequency and timing of trades, this portfolio is recommended for tax-deferred accounts.

Name & Purchase Date	Pur. Price	Symbol	Shares	NAV	Value	Model Pct	Return*
Rydex Cons Products - 9/2/08	$35.75	RYCIX	1430.852	$30.07	$43,025.72	22.89%	-14.67%
Rydex Utilities - 10/1/08	$25.97	RYUIX	1435.165	$23.23	$33,338.88	17.74%	-10.55%
ProFunds Bear - 5/1/08	$28.83	BRPIX	1599.646	$35.90	$57,427.31	30.55%	15.43%
Rydex Health Care - 10/1/08	$14.15	RYHIX	2401.082	$11.90	$28,572.87	15.20%	-15.90%
Rydex Gov't Long Bond - 10/1/08	$11.99	RYGBX	2201.843	$11.63	$25,607.43	13.62%	-3.00%
					$187,972.21		

2002 Return	4.92% **	2004 Return	23.71%	2006 Return	14.37%	Monthly Model Return	-4.35%
2003 Return	20.46%	2005 Return	12.24%	2007 Return	5.61%	Year To Date Return	-11.32%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On November 3, 2008 perform the following trade:

1) Exchange Rydex Utilities (RYUIX) for ProFunds Short OTC (SOPIX)

The resulting portfolio:

RYGBX	14%	Hold
RYHIX	15%	Hold
RYCIX	23%	Hold
BRPIX	30%	Hold
SOPIX	18%	Add

Name	Symbol	NAV	Rank/	Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Rydex Gov't Long Bond	**RYGBX**	**11.45**	**1**	**+**	**12.53**	**10.44**	**3.56%**	**-2.30%**	**2.98%**	**9.70%**	**15.41%**	**33.23%**	**53.23%**	**39.64**	**6.13%**	**5.41**	**3.31%**	**0.53**
Rydex Health Care	**RYHIX**	**12.11**	**2**		**16.43**	**10.97**	**-23.69%**	**-14.48%**	**-19.75%**	**-25.75%**	**-10.43%**	**5.49%**	**14.84%**	**45.70**	**7.56%**	**11.86**	**0.00%**	**-0.85**
Rydex Consumer Products	**RYCIX**	**30.27**	**3**		**39.67**	**27.61**	**-21.66%**	**-12.74%**	**-13.34%**	**-21.58%**	**2.85%**	**20.52%**	**27.49%**	**46.34**	**6.74%**	**10.83**	**0.93%**	**-0.79**
ProFunds Bear	**BRPIX**	**35.31**	**4**	**+**	**40.79**	**24.12**	**38.36%**	**14.05%**	**21.09%**	**46.42%**	**26.01%**	**8.70%**	**9.74%**	**49.09**	**9.83%**	**5.41**	**3.30%**	**1.37**
ProFunds Short OTC	**SOPIX**	**19.51**	**5**	**+**	**22.65**	**12.92**	**40.66%**	**12.91%**	**27.60%**	**51.05%**	**18.90%**	**5.42%**	**--**	**49.13**	**10.52%**	**9.57**	**9.16%**	**1.36**
ProFunds Short Small Cap	SHPIX	19.84	6	+	24.09	14.68	25.65%	18.87%	20.98%	35.15%	12.54%	-10.99%	--	48.40	11.00%	9.43	5.17%	0.94
Rydex Technology	RYTIX	8.24	7	+	14.95	7.22	-40.29%	-20.08%	-31.39%	-44.88%	-26.36%	-25.63%	-29.74%	43.79	10.22%	20.97	0.00%	-1.15
Rydex Biotechnology	RYOIX	20.63	8	-	26.51	18.30	-10.42%	-11.69%	-21.32%	-17.25%	-2.46%	9.91%	114.29%	49.16	8.93%	11.90	0.00%	-0.48
Rydex Utilities	RYUIX	22.95	9	-	33.64	19.83	-29.64%	-11.46%	-22.04%	-30.15%	-4.61%	22.52%	--	49.07	9.27%	14.01	2.44%	-0.80
Rydex Retailing	RYRIX	8.69	10	+	13.33	7.36	-28.71%	-18.48%	-18.48%	-34.81%	-28.30%	-23.17%	-13.13%	47.12	10.70%	16.71	0.00%	-0.85
ProFunds Europe	UEPIX	11.37	11	-	21.14	9.48	-42.95%	-20.27%	-34.50%	-46.23%	-20.37%	5.60%	--	44.95	10.98%	20.22	6.81%	-1.12
ProFunds Healthcare	HCPIX	11.04	12	+	17.96	9.66	-34.98%	-19.88%	-25.86%	-37.02%	-22.64%	-11.38%	--	45.72	11.46%	19.31	0.47%	-0.84
Rydex Basic Materials	RYBIX	27.66	13	-	57.48	22.13	-46.09%	-27.40%	-45.80%	-47.66%	-3.50%	23.26%	19.30%	43.85	13.52%	18.69	0.17%	-0.94
Rydex Telecommunications	RYMIX	11.21	14	+	22.11	9.86	-44.42%	-19.87%	-33.90%	-49.29%	-26.30%	-15.42%	-62.59%	43.18	11.04%	24.13	0.10%	-1.21
Rydex Internet	RYIIX	26.51	15	+	51.06	23.64	-41.52%	-18.66%	-31.21%	-48.08%	-26.12%	-14.76%	--	43.67	11.14%	24.27	0.30%	-1.15
ProFunds Ultra Short Mid Cap	UIPIX	21.49	16	+	31.16	11.21	66.46%	38.38%	56.52%	85.04%	19.79%	--	--	47.96	19.66%	16.57	1.48%	1.19
ProFunds Biotechnology	BIPIX	52.35	17	+	71.45	43.02	2.49%	-10.54%	-25.34%	-14.07%	-5.03%	38.75%	--	51.70	13.33%	14.94	0.00%	-0.25
Rydex Transportation	RYPIX	21.35	18	-	28.92	17.83	-15.88%	-8.88%	-17.95%	-26.18%	-9.53%	9.99%	-7.21%	53.44	11.37%	14.58	0.00%	-0.59
Rydex Leisure	RYLIX	19.63	19	+	38.90	16.27	-44.50%	-23.14%	-28.95%	-49.54%	-30.46%	-18.21%	-28.07%	45.44	10.65%	24.36	0.00%	-1.25
Rydex Energy Services	RYVIX	32.37	20	-	76.17	25.56	-46.38%	-33.16%	-49.96%	-45.73%	-11.44%	83.40%	74.31%	43.90	16.09%	21.09	0.00%	-0.78
ProFunds Pharmaceuticals	PHPIX	6.66	21	-	10.88	5.69	-33.86%	-15.27%	-17.98%	-36.95%	-16.56%	-32.17%	--	47.67	11.48%	22.37	3.26%	-0.83
Rydex Electronics	RYSIX	7.06	22	+	13.41	6.13	-41.99%	-16.65%	-28.25%	-47.35%	-34.33%	-49.89%	-27.34%	46.85	11.30%	24.46	0.00%	-1.10
Rydex Energy	RYEIX	17.68	23	-	35.00	13.99	-38.57%	-23.16%	-38.67%	-37.85%	-4.78%	92.19%	121.07%	48.29	15.79%	19.79	0.00%	-0.64
Rydex Europe Advantage	RYEUX	12.24	24	+	27.85	9.90	-52.35%	-27.57%	-41.21%	-56.05%	-27.85%	1.39%	--	43.80	13.91%	25.52	0.84%	-1.08
ProFunds Utilities	UTPIX	15.86	25	-	30.30	12.98	-45.22%	-19.08%	-35.03%	-45.56%	-16.59%	42.20%	--	47.75	14.31%	21.01	0.24%	-0.83
Rydex Precious Metals	RYPMX	28.29	26	+	80.76	22.11	-58.15%	-39.67%	-55.29%	-61.64%	-26.79%	-25.81%	7.72%	40.30	17.92%	25.84	0.00%	-0.92
Rydex Financial Services	RYFIX	6.78	27	+	13.08	5.74	-41.15%	-23.04%	-26.30%	-48.17%	-42.20%	-29.55%	-17.55%	45.74	14.80%	25.76	1.69%	-0.88
ProFunds Technology	TEPIX	16.03	28	-	38.13	13.44	-52.84%	-26.20%	-38.98%	-57.96%	-36.27%	-38.52%	--	44.04	15.40%	30.43	0.18%	-1.00
ProFunds Basic Materials	BMPIX	23.87	29	-	76.99	17.66	-62.70%	-39.09%	-62.06%	-63.98%	-28.43%	-10.62%	--	41.67	21.26%	25.59	0.87%	-0.82
ProFunds Internet	INPIX	39.65	30		112.72	33.18	-58.10%	-32.41%	-47.03%	-64.82%	-49.12%	-33.78%	--	41.34	16.99%	32.22	0.00%	-1.04
ProFunds Real Estate	REPIX	17.62	31	+	46.96	12.55	-52.86%	-46.13%	-47.32%	-62.48%	-49.30%	-16.97%	--	42.76	24.13%	28.54	0.92%	-0.70
ProFunds Energy	ENPIX	28.84	32	-	69.80	21.94	-51.43%	-31.32%	-45.43%	-49.83%	-6.34%	134.21%	--	46.80	21.99%	23.97	0.15%	-0.62
Rydex Banking	RYKIX	5.85	33	+	9.67	4.81	-29.60%	-10.41%	-7.87%	-39.52%	-41.54%	-35.14%	-19.60%	49.93	16.71%	26.91	1.05%	-0.63
ProFunds Semiconductor	SMPIX	7.65	34	-	20.80	6.34	-59.74%	-26.02%	-42.70%	-62.90%	-58.17%	-73.69%	--	45.41	17.26%	33.15	0.56%	-0.97
ProFunds Telecom	TCPIX	10.19	35	-	24.25	8.65	-54.12%	-17.62%	-30.96%	-57.97%	-23.74%	-9.13%	--	46.98	16.62%	32.89	4.03%	-0.96
ProFunds Wireless	WCPIX	2.45	36	-	18.49	1.85	-81.96%	-51.68%	-68.75%	-86.75%	-87.29%	-73.72%	--	37.95	26.07%	56.41	0.32%	-0.93

TOP 10 MARKET SECTORS LAST 3 MONTHS

Dow Water Utilities Index	DJ-WU	595.00	1	768.87	484.59	-15.09%	1.24%	13.56%	-22.61%	-16.80%	49.17%	188.57%	58.43	10.71%	22.14	0.00%	-0.51
Dow Airlines Index	DJ-AR	70.64	2	122.40	47.38	-21.96%	6.27%	5.64%	-42.29%	-35.01%	-51.47%	-63.74%	57.65	20.98%	40.17	0.00%	-0.53
Dow Forest Products Index	DJ-FS	195.00	3	287.15	195.00	-28.46%	0.00%	0.00%	-30.51%	-16.72%	-3.10%	28.15%	28.76	8.30%	23.30	0.00%	-0.70
Dow Household Prod Nondur	DJ-HN	480.16	4	561.80	426.74	-13.02%	-7.80%	-1.39%	-8.24%	16.40%	34.09%	61.29%	51.14	7.53%	10.66	0.00%	-0.32
Dow Footwear Index	DJ-FT	296.66	5	416.14	242.41	-19.23%	-14.60%	-4.65%	-28.71%	19.63%	58.88%	154.82%	51.73	12.05%	19.14	0.00%	-0.56
Dow Retailers Broadline Index	DJ-RB	320.92	6	398.31	280.47	-6.47%	-12.12%	-9.84%	-10.21%	-2.97%	-3.84%	38.77%	49.96	9.99%	8.49	0.00%	-0.22
Dow Banks Index	DJ-BK	288.54	7	490.17	226.28	-29.96%	-16.19%	-10.41%	-41.13%	-40.41%	-35.05%	-21.00%	49.76	19.46%	29.09	0.00%	-0.57
Dow Tobacco Index	DJ-TB	280.02	8	350.05	251.21	-16.30%	-6.94%	-10.64%	-13.53%	13.94%	81.54%	71.93%	49.00	8.84%	9.69	0.00%	-0.35
Dow Restaurants Index	DJ-RU	379.45	9	496.66	330.54	-16.38%	-10.24%	-11.24%	-23.60%	10.19%	41.96%	60.60%	51.12	9.26%	13.75	0.00%	-0.61
PHLX Bank Sector Index	BKX-X	58.53	10	103.34	48.47	-33.94%	-13.56%	-11.52%	-43.36%	-41.18%	-37.86%	-21.25%	49.49	19.59%	28.74	0.00%	-0.60

TOP 10 MARKET SECTORS LAST 12 MONTHS

Dow Distillers & Brewers Index	DJ-DB	412.48	1	469.94	330.57	10.41%	-6.54%	-11.77%	10.27%	46.02%	28.09%	107.87%	47.88	7.70%	6.91	0.00%	0.43
Dow Railroads Index	DJ-RR	513.55	2	660.53	427.23	8.09%	-9.16%	-21.21%	4.78%	65.99%	165.33%	196.28%	53.69	11.48%	10.38	0.00%	0.20
Dow Trucking Index	DJ-TK	294.71	3	392.79	252.02	-5.51%	-8.57%	-14.08%	-5.48%	2.61%	53.82%	179.88%	54.55	12.63%	12.29	0.00%	-0.11
Dow Biotechnology Index	DJ-BT	481.37	4	581.13	418.66	5.34%	-5.99%	-16.01%	-5.73%	8.19%	48.38%	139.95%	52.68	8.86%	9.65	0.00%	-0.11
Dow Household Prod Nondur	DJ-HN	480.16	5	561.80	426.74	-13.02%	-7.80%	-1.39%	-8.24%	16.40%	34.09%	61.29%	51.14	7.53%	10.66	0.00%	-0.32
Dow Retailers Broadline Index	DJ-RB	320.92	6	398.31	280.47	-6.47%	-12.12%	-9.84%	-10.21%	-2.97%	-3.84%	38.77%	49.96	9.99%	8.49	0.00%	-0.22
Dow Tobacco Index	DJ-TB	280.02	7	350.05	251.21	-16.30%	-6.94%	-10.64%	-13.53%	13.94%	81.54%	71.93%	49.00	8.84%	9.69	0.00%	-0.35
Dow Industrial Transport	DJ-IT	343.64	8	463.51	293.94	-10.08%	-12.44%	-20.63%	-15.02%	9.62%	46.49%	112.86%	51.10	10.22%	11.09	0.00%	-0.34
Dow Pollution Index	DJ-PC	98.74	9	123.49	81.97	-9.15%	-6.04%	-15.25%	-16.02%	16.91%	34.29%	10.03%	52.80	9.69%	10.32	0.00%	-0.36
Dow Food Products Index	DJ-FP	209.26	10	264.07	190.97	-18.53%	-10.84%	-14.31%	-18.05%	-0.55%	14.98%	22.28%	47.74	6.86%	9.13	0.00%	-0.64